UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2014 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 99.2%
Consumer Discretionary - 12.0%
Bright Horizons Family Solutions, Inc.*	343,169	$14,433,688
Burlington Stores, Inc.*	218,000	8,689,480
Dorman Products, Inc.*	390,000	15,623,400
G-III Apparel Group, Ltd.*	155,000	12,843,300
Lithia Motors, Inc., Class A	135,431	10,250,772
Mattress Firm Holding Corp.*,1	95,000	5,705,700
Monro Muffler Brake, Inc.	337,166	16,362,666
Oxford Industries, Inc.	135,542	8,266,706
Performance Sports Group, Ltd.*	523,500	8,412,645
Sotheby’s1	421,083	15,041,085
William Lyon Homes, Class A*	445,000	9,834,500
Total Consumer Discretionary		125,463,942
Consumer Staples - 3.8%
Annie’s, Inc.*	131,267	6,025,155
The Boston Beer Co., Inc., Class A*	53,471	11,857,729
Inter Parfums, Inc.	280,012	7,700,330
United Natural Foods, Inc.*	237,832	14,617,155
Total Consumer Staples		40,200,369
Energy - 3.9%
Gulfmark Offshore, Inc., Class A	180,025	5,643,784
Hornbeck Offshore Services, Inc.*	280,968	9,196,083
Matador Resources Co.*	226,040	5,843,134
PDC Energy, Inc.*	170,094	8,554,027
Sanchez Energy Corp.*	150,022	3,939,578
Synergy Resources Corp.*	620,000	7,557,800
Total Energy		40,734,406
Financials - 7.2%
American Equity Investment Life Holding Co.	630,004	14,414,492
AMERISAFE, Inc.	109,293	4,274,449
BofI Holding, Inc.*	119,000	8,652,490
Financial Engines, Inc.[1]	265,000	9,066,975
Kennedy-Wilson Holdings, Inc.	240,011	5,750,664
Portfolio Recovery Associates, Inc.*	258,004	13,475,549
Safety Insurance Group, Inc.	100,003	5,391,162
WisdomTree Investments, Inc.*,1	1,300,034	14,794,387
Total Financials		75,820,168
Health Care - 12.7%
Air Methods Corp.*,1	336,557	18,695,741
Align Technology, Inc.*	205,093	10,599,206

	Shares	Value
Array BioPharma, Inc.*	1,007,594	$3,597,111
Auxilium Pharmaceuticals, Inc.*	317,600	9,480,360
Avanir Pharmaceuticals, Inc.*	866,680	10,330,826
Celldex Therapeutics, Inc.*,1	235,050	3,046,248
Clovis Oncology, Inc.*,1	115,000	5,216,400
Cynosure, Inc., Class A*	390,000	8,190,000
Globus Medical, Inc., Class A*	290,719	5,718,443
HealthEquity, Inc.*	54,700	1,001,557
Horizon Pharma PLC*,1	565,000	6,938,200
Imprivata, Inc.*	258,000	4,004,160
Magellan Health, Inc.*	156,046	8,540,397
Sirona Dental Systems, Inc.*	95,088	7,291,348
Stemline Therapeutics, Inc.*,1	204,774	2,551,484
Surgical Care Affiliates, Inc.*	295,085	7,887,622
Team Health Holdings, Inc.*	295,000	17,107,050
Volcano Corp.*	312,356	3,323,468
Total Health Care		133,519,621
Industrials - 24.6%
The Advisory Board Co.*	243,610	11,349,790
Albany International Corp., Class A	600,001	20,424,034
Allegiant Travel Co.	74,516	9,214,649
Chart Industries, Inc.*,1	140,000	8,558,200
The Corporate Executive Board Co.	280,015	16,820,501
DigitalGlobe, Inc.*	400,097	11,402,765
EMCOR Group, Inc.	252,051	10,071,958
Healthcare Services Group, Inc.	230,086	6,582,760
Huron Consulting Group, Inc.*	92,700	5,651,919
ICF International, Inc.*	131,700	4,055,043
McGrath RentCorp	270,026	9,234,889
Old Dominion Freight Line, Inc.*	141,343	9,984,470
On Assignment, Inc.*	730,058	19,602,057
Orbital Sciences Corp.*	420,058	11,677,612
Park-Ohio Holdings Corp.	164,591	7,877,325
RBC Bearings, Inc.	284,759	16,145,835
Rexnord Corp.*	480,472	13,669,428
Rush Enterprises, Inc., Class A*	176,101	5,890,578
SP Plus Corp.*	338,249	6,413,201
Spirit Airlines, Inc.*	150,047	10,374,250
TriMas Corp.*	65,384	1,590,793
TriNet Group, Inc.*	362,600	9,336,950
WageWorks, Inc.*	298,173	13,575,817

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 24.6% (continued)
WESCO International, Inc.*,1	184,016	$14,401,092
West Corp.	150,048	4,420,414
Total Industrials		258,326,330
Information Technology - 32.5%
Bottomline Technologies, Inc.*	481,272	13,278,294
BroadSoft, Inc.*	210,098	4,420,462
Cardtronics, Inc.*	400,012	14,080,422
CommVault Systems, Inc.*	145,098	7,312,939
comScore, Inc.*	344,600	12,546,886
CoStar Group, Inc.*	110,337	17,161,817
Dealertrack Technologies, Inc.*	371,292	16,117,786
EnerNOC, Inc.*	340,000	5,766,400
EVERTEC, Inc.	645,156	14,412,785
ExlService Holdings, Inc.*	505,019	12,327,514
Global Eagle Entertainment, Inc.*	425,044	4,768,994
Heartland Payment Systems, Inc.[1]	355,454	16,962,265
Informatica Corp.*	157,368	5,388,280
j2 Global, Inc.[1]	353,023	17,425,215
Jack Henry & Associates, Inc.	310,032	17,256,381
Marketo, Inc.*,1	283,072	9,143,226
MAXIMUS, Inc.	255,005	10,233,351
MKS Instruments, Inc.	178,400	5,954,992
Monotype Imaging Holdings, Inc.	345,061	9,772,127
NIC, Inc.	700,086	12,055,481
PDF Solutions, Inc.*	450,097	5,675,723
PROS Holdings, Inc.*	365,022	9,198,554
Qlik Technologies, Inc.*	435,060	11,764,022
Shutterstock, Inc.*,1	72,086	5,145,499
Solera Holdings, Inc.	400,061	22,547,438
Tyler Technologies, Inc.*	135,006	11,934,530
The Ultimate Software Group, Inc.*	137,570	19,467,531
Virtusa Corp.*	255,000	9,067,800
WEX, Inc.*	180,003	19,857,931
Total Information Technology		341,044,645
Materials - 1.6%
PolyOne Corp.	475,447	16,916,404
Telecommunication Services - 0.9%
Cogent Communications Holdings, Inc.	295,000	9,914,950
Total Common Stocks (cost $801,472,291)		1,041,940,835

	Shares	Value
Warrants - 0.0%#
American Standard Energy Corp., 01/26/20, Series A Warrant*,2	150,000	$135
American Standard Energy Corp., 01/26/20, Series B Warrant*,2	150,000	135
American Standard Energy Corp., 03/28/20, Series C Warrant*,2	150,000	135
Total Warrants (cost $795,225)		405

	Principal Amount
Short-Term Investments - 4.7%
Repurchase Agreements - 3.6%[3]
Bank of Nova Scotia, dated 09/30/14, due 10/01/14, 0.001%, total to be received $8,965,120 (collateralized by various U.S. Government Agency Obligations, 0.180% - 8.500%, 11/17/14 - 11/15/42, totaling $9,151,797)	$8,965,120	8,965,120
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $8,965,122 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/23/14 - 03/01/48, totaling $9,144,423)	8,965,120	8,965,120
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $2,623,367 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 07/31/18 - 05/15/44, totaling $2,675,836)	2,623,367	2,623,367
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $8,965,120 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $9,144,422)	8,965,120	8,965,120
State of Wisconsin Investment Board, dated 09/30/14, due 10/01/14, 0.050%, total to be received $8,229,108 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 01/15/29, totaling $8,393,135)	8,229,097	8,229,097
Total Repurchase Agreements		37,747,824

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.1%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	11,110,295	$11,110,295
Total Short-Term Investments (cost $48,858,119)		48,858,119

Value
Total Investments - 103.9% (cost $851,125,635)	$1,090,799,359
Other Assets, less Liabilities - (3.9)%	(40,533,055)
Net Assets - 100.0%	$1,050,266,304

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 17.5%
BorgWarner, Inc.	658,100	$34,622,641
Charter Communications, Inc., Class A*	184,700	27,958,039
Discovery Communications, Inc., Class C*	787,300	29,350,544
Foot Locker, Inc.	476,200	26,500,530
Hanesbrands, Inc.	336,800	36,185,792
Markit, Ltd.*	882,600	20,608,710
O’Reilly Automotive, Inc.*	288,800	43,423,968
Pool Corp.	522,300	28,162,416
PVH Corp.	152,500	18,475,375
Ross Stores, Inc.	446,000	33,708,680
Sally Beauty Holdings, Inc.*	1,239,500	33,925,115
Tiffany & Co.	226,300	21,794,953
Tractor Supply Co.	410,800	25,268,308
Williams-Sonoma, Inc.	298,600	19,877,802
Wyndham Worldwide Corp.	397,400	32,292,724
Total Consumer Discretionary		432,155,597
Consumer Staples - 3.4%
Church & Dwight Co., Inc.	422,500	29,642,600
The Hershey Co.	260,000	24,811,800
The WhiteWave Foods Co.*	847,900	30,804,207
Total Consumer Staples		85,258,607
Energy - 5.4%
Cameron International Corp.*	376,500	24,992,070
Denbury Resources, Inc.	2,148,600	32,293,458
EP Energy Corp., Class A*,1	1,532,200	26,782,856
Southwestern Energy Co.*	556,800	19,460,160
Whiting Petroleum Corp.*	387,800	30,073,890
Total Energy		133,602,434
Financials - 9.9%
Apollo Global Management LLC, Class A	1,591,700	37,946,128
Assured Guaranty, Ltd.	978,500	21,683,560
BankUnited, Inc.	693,500	21,144,815
Intercontinental Exchange, Inc.	174,800	34,094,740
Invesco, Ltd.	674,100	26,613,468
McGraw Hill Financial, Inc.	444,500	37,538,025
Ocwen Financial Corp.*	941,800	24,656,324
RenaissanceRe Holdings, Ltd.	418,375	41,833,316
Total Financials		245,510,376

	Shares	Value
Health Care - 10.9%
Boston Scientific Corp.*	2,024,800	$23,912,888
DaVita HealthCare Partners, Inc.*	1,283,500	93,875,190
Endo International PLC*	502,800	34,361,352
Envision Healthcare Holdings, Inc.*	1,225,200	42,489,936
Premier, Inc., Class A*	773,100	25,404,066
Salix Pharmaceuticals, Ltd.*	123,800	19,342,512
United Therapeutics Corp.*	234,500	30,168,425
Total Health Care		269,554,369
Industrials - 26.0%
AMETEK, Inc.	505,000	25,356,050
Avis Budget Group, Inc.*	555,900	30,513,351
Copart, Inc.*	779,800	24,419,437
Equifax, Inc.	581,600	43,468,784
Flowserve Corp.	502,900	35,464,508
Fortune Brands Home & Security, Inc.	439,800	18,080,178
Genesee & Wyoming, Inc., Class A*	348,800	33,244,128
Hertz Global Holdings, Inc.*	490,700	12,458,873
Hexcel Corp.*	608,900	24,173,330
IHS, Inc., Class A*	185,400	23,210,226
JB Hunt Transport Services, Inc.	355,400	26,317,370
L-3 Communications Holdings, Inc.	253,575	30,155,139
Nielsen Holdings N.V.	1,225,900	54,344,147
Pall Corp.	239,900	20,079,630
Rockwell Automation, Inc.	166,600	18,306,008
Rockwell Collins, Inc.	370,300	29,068,550
Ryanair Holdings PLC, Sponsored ADR*	490,600	27,684,558
Sensata Technologies Holding N.V.*	509,600	22,692,488
Stericycle, Inc.*	266,900	31,109,864
Towers Watson & Co., Class A	213,800	21,273,100
TransDigm Group, Inc.	85,200	15,704,916
Verisk Analytics, Inc., Class A*	499,100	30,390,199
WABCO Holdings, Inc.*	431,500	39,244,925
WESCO International, Inc.*,1	73,700	5,767,762
Total Industrials		642,527,521
Information Technology - 16.1%
Alliance Data Systems Corp.*	331,400	82,276,678
Amdocs, Ltd.	891,600	40,906,608
CommVault Systems, Inc.*	390,000	19,656,000
CoStar Group, Inc.*	129,575	20,154,096
Gartner, Inc.*	780,600	57,350,682

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.1% (continued)
Global Payments, Inc.	365,600	$25,548,128
Informatica Corp.*	177,900	6,091,296
NeuStar, Inc., Class A*,1	702,800	17,450,524
NXP Semiconductors N.V.*	496,800	33,996,024
Qlik Technologies, Inc.*	792,000	21,415,680
SolarWinds, Inc.*	415,900	17,488,595
Solera Holdings, Inc.	505,450	28,487,162
Vantiv, Inc., Class A*	883,600	27,303,240
Total Information Technology		398,124,713
Materials - 3.8%
Airgas, Inc.	200,300	22,163,195
Ecolab, Inc.	345,300	39,650,799
Reliance Steel & Aluminum Co.	452,200	30,930,480
Total Materials		92,744,474
Telecommunication Services - 4.1%
SBA Communications Corp., Class A*	909,500	100,863,550
Total Common Stocks (cost $1,704,171,170)		2,400,341,641

	Principal Amount
Short-Term Investments - 3.9%
Repurchase Agreements - 1.4%[3]
Bank of Nova Scotia, dated 09/30/14, due 10/01/14, 0.001%, total to be received $8,514,758 (collateralized by various U.S. Government Agency Obligations, 0.180% - 8.500%, 11/17/14 - 11/15/42, totaling $8,692,058)	$8,514,758	8,514,758
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $8,514,760 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/23/14 - 03/01/48, totaling $8,685,053)	8,514,758	8,514,758

	Principal Amount	Value
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $2,525,225 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 07/31/18 - 05/15/44, totaling $2,575,731)	$2,525,225	$2,525,225
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $8,514,758 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $8,685,053)	8,514,758	8,514,758
State of Wisconsin Investment Board, dated 09/30/14, due 10/01/14, 0.050%, total to be received $7,782,073 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 01/15/29, totaling $7,937,189)	7,782,062	7,782,062
Total Repurchase Agreements		35,851,561

	Shares
Other Investment Companies - 2.5%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	31,025,215	31,025,215
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	30,039,816	30,039,816
Total Other Investment Companies		61,065,031
Total Short-Term Investments (cost $96,916,592)		96,916,592
Total Investments - 101.0% (cost $1,801,087,762)		2,497,258,233
Other Assets, less Liabilities - (1.0)%		(24,889,629)
Net Assets - 100.0%		$2,472,368,604

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 26.9%
Cambian Group PLC (United Kingdom)*	11,775	$39,896
CTS Eventim AG & Co. KGaA (Germany)	2,887	81,356
Dalata Hotel Group PLC (Ireland)*	13,075	49,874
De’Longhi S.P.A. (Italy)	1,229	24,627
Dignity PLC (United Kingdom)*	647	15,366
Don Quijote Holdings Co., Ltd. (Japan)	740	42,467
Fortuna Entertainment Group N.V. (Netherlands)	2,650	14,705
Greene King PLC (United Kingdom)	3,830	48,615
Invocare, Ltd. (Australia)	1,555	14,898
Izumi Co., Ltd. (Japan)	1,000	34,006
Koito Manufacturing Co., Ltd. (Japan)	3,100	84,331
Nitori Holdings Co., Ltd. (Japan)	1,140	70,629
Paddy Power PLC (Ireland)	848	61,101
Samsonite International, S.A. (Luxembourg)	18,900	60,851
Slater & Gordon, Ltd. (Australia)	14,740	79,160
Sumitomo Rubber Industries, Ltd. (Japan)	1,100	15,648
Tamedia AG (Switzerland)	310	40,978
Yoox S.P.A. (Italy)*	1,650	37,770
Total Consumer Discretionary		816,278
Consumer Staples - 3.5%
Distilleries Co. of Sri Lanka PLC (Sri Lanka)	12,550	20,390
Naturex (France)	322	21,352
Sugi Holdings Co., Ltd. (Japan)	1,530	64,249
Total Consumer Staples		105,991
Energy - 2.8%
Hunting PLC (United Kingdom)	2,094	30,193
Premier Oil PLC (United Kingdom)	5,560	29,991
TGS Nopec Geophysical Co. ASA (Norway)	945	24,065
Total Energy		84,249
Financials - 15.3%
Amlin PLC (United Kingdom)	2,970	20,839
Challenger, Ltd. (Australia)	9,665	60,144
Credito Real, S.A.B. de C.V. (Mexico)	10,600	29,991
Grenkeleasing AG (Germany)	175	17,145
IFG Group PLC (Ireland)	5,690	11,355
kabu.com Securities Co., Ltd. (Japan)	8,100	39,613
The Paragon Group of Cos. PLC (United Kingdom)	3,360	18,595
Qualitas Controladora SAB de CV (Mexico)	5,600	15,011
Shriram Transport Finance Co., Ltd. (India)	3,150	47,408

	Shares	Value
St. James’s Place PLC (United Kingdom)	7,242	$85,404
Tokyo Tatemono Co., Ltd. (Japan)	5,000	40,514
Topdanmark A/S (Denmark)*	625	18,911
Yes Bank, Ltd. (India)	6,600	59,405
Total Financials		464,335
Health Care - 11.0%
CMIC Holdings Co., Ltd. (Japan)	1,725	31,019
DiaSorin S.P.A. (Italy)	725	27,215
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	4,100	16,612
Gerresheimer AG (Germany)	700	45,285
Miraca Holdings, Inc. (Japan)	1,130	46,763
Orpea (France)	1,155	71,767
Recipharm AB (Sweden)*,1	2,750	46,684
Tecan Group AG (Switzerland)	475	49,858
Total Health Care		335,203
Industrials - 25.7%
AirAsia BHD (Malaysia)	66,600	51,324
Bossard Holding AG (Switzerland)*	450	46,659
Bufab Holding AB (Sweden)*	5,240	41,210
Daetwyler Holding AG (Switzerland)	180	23,678
Diploma PLC (United Kingdom)	1,900	21,238
HellermannTyton Group PLC (United Kingdom)	12,125	60,895
Interpump Group S.P.A. (Italy)	7,650	95,983
KUKA AG (Germany)	700	42,219
LISI (France)	1,590	46,190
Melrose Industries PLC (United Kingdom)	14,817	59,307
Nabtesco Corp. (Japan)	1,700	40,725
Norma Group SE (Germany)	940	39,172
Palfinger AG (Austria)	2,065	65,205
Prosegur Cia de Seguridad, S.A. (Spain)	2,260	14,018
Teleperformance (France)	1,595	98,649
THK Co., Ltd. (Japan)	1,400	34,887
Total Industrials		781,359
Information Technology - 11.9%
accesso Technology Group PLC (United Kingdom)*	2,190	18,195
Altran Technologies SA (France)	7,075	72,989
Horiba, Ltd. (Japan)	2,195	79,599
Indra Sistemas, S.A. (Spain)	1,500	21,002
SimCorp A/S (Denmark)	500	14,669
Spectris PLC (United Kingdom)	697	20,362

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.9% (continued)
Telecity Group PLC (United Kingdom)	3,085	$37,332
Telit Communications PLC (United Kingdom)*	5,225	21,938
Wirecard AG (Germany)	2,062	75,834
Total Information Technology		361,920
Materials - 1.1%
Frutarom Industries, Ltd. (Israel)	620	15,732
JSR Corp. (Japan)	915	15,968
Total Materials		31,700
Total Common Stocks (cost $2,653,712)		2,981,035

	Principal Amount	Value
Short-Term Investments - 2.2%
Repurchase Agreements - 0.9%[3]
Nomura Securities USA, Inc., dated 09/30/14,due 10/01/14, 0.001%, total to be received $28,076 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $28,638)	$28,076	$28,076

	Shares
Other Investment Companies - 1.3%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	40,185	40,185
Total Short-Term Investments (cost $68,261)		68,261
Total Investments - 100.4% (cost $2,721,973)		3,049,296
Other Assets, less Liabilities - (0.4)%		(12,644)
Net Assets - 100.0%		$3,036,652

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 95.1%
Consumer Discretionary - 15.1%
Asbury Automotive Group, Inc.*	196,157	$12,636,434
Ascena Retail Group, Inc.*	1,087,600	14,465,080
Brunswick Corp.	612,900	25,827,606
Chico’s FAS, Inc.	1,291,400	19,073,978
The Children’s Place, Inc.	354,200	16,881,172
Drew Industries, Inc.	347,050	14,642,039
Gildan Activewear, Inc.	215,800	11,808,576
La-Z-Boy, Inc.	1,077,400	21,321,746
MDC Partners, Inc., Class A	1,076,792	20,663,638
Signet Jewelers, Ltd.	115,100	13,111,041
Winnebago Industries, Inc.*	1,000,200	21,774,354
Total Consumer Discretionary		192,205,664
Energy - 3.4%
Bristow Group, Inc.	226,200	15,200,640
TETRA Technologies, Inc.*	1,186,300	12,835,766
Ultra Petroleum Corp.*,1	642,600	14,946,876
Total Energy		42,983,282
Financials - 21.0%
BancorpSouth, Inc.	1,074,700	21,644,458
BBCN Bancorp, Inc.	914,500	13,342,555
Brookline Bancorp, Inc.	1,429,200	12,219,660
First Busey Corp.	1,667,173	9,286,154
First Midwest Bancorp, Inc.	1,498,904	24,117,365
Greenhill & Co., Inc.[1]	484,000	22,501,160
The Hanover Insurance Group, Inc.	315,400	19,371,868
Infinity Property & Casualty Corp.	191,100	12,232,311
Janus Capital Group, Inc.[1]	1,293,955	18,814,106
Park Sterling Corp.	2,133,300	14,143,779
Reinsurance Group of America, Inc.	296,547	23,762,311
Sterling Bancorp	1,507,820	19,285,018
Symetra Financial Corp.	750,400	17,506,832
Umpqua Holdings Corp.	1,259,614	20,745,843
Validus Holdings, Ltd.	463,400	18,137,476
Total Financials		267,110,896
Health Care - 4.2%
AMN Healthcare Services, Inc.*	849,100	13,330,870
Cross Country Healthcare, Inc.*	2,117,664	19,673,098
Teleflex, Inc.	189,750	19,931,340
Total Health Care		52,935,308

	Shares	Value
Industrials - 28.1%
CBIZ, Inc.*	2,675,875	$21,059,136
Columbus McKinnon Corp.	340,950	7,497,490
Curtiss-Wright Corp.	179,200	11,812,864
FTI Consulting, Inc.*	473,100	16,539,576
G&K Services, Inc., Class A	269,400	14,919,372
Herman Miller, Inc.	519,000	15,492,150
Hillenbrand, Inc.	562,100	17,363,269
ICF International, Inc.*	547,000	16,842,130
Korn/Ferry International*	990,800	24,670,920
Luxfer Holdings PLC, ADR	627,000	10,822,020
Manpowergroup, Inc.	285,300	19,999,530
McGrath RentCorp	683,200	23,365,440
Mueller Water Products, Inc., Class A	1,408,400	11,661,552
Quality Distribution, Inc.*	1,213,300	15,505,974
Rush Enterprises, Inc., Class A*	426,177	14,255,621
Spirit AeroSystems Holdings, Inc., Class A*	783,600	29,823,816
Steelcase, Inc., Class A	1,499,500	24,276,905
Stock Building Supply Holdings, Inc.*	848,920	13,336,533
Swift Transportation Co.*	710,500	14,906,290
TriMas Corp.*	593,100	14,430,123
Triumph Group, Inc.	290,000	18,864,500
Total Industrials		357,445,211
Information Technology - 15.2%
Benchmark Electronics, Inc.*	857,689	19,049,273
EVERTEC, Inc.	598,300	13,366,022
Fairchild Semiconductor International, Inc.*	903,600	14,032,908
Integrated Silicon Solution, Inc.	833,000	11,445,420
Perficient, Inc.*	966,000	14,480,340
Plantronics, Inc.	543,800	25,982,764
Rudolph Technologies, Inc.*	954,400	8,637,320
Sanmina Corp.*	936,600	19,537,476
Virtusa Corp.*	422,512	15,024,527
WNS Holdings, Ltd., ADR*	886,900	19,964,119
Xcerra Corp.*	1,021,706	10,002,502
Zebra Technologies Corp., Class A*	308,900	21,922,633
Total Information Technology		193,445,304
Materials - 8.1%
Avery Dennison Corp.	586,300	26,178,295
Berry Plastics Group, Inc.*	697,800	17,612,472
Headwaters, Inc.*	2,147,000	26,923,380

AMG Managers Skyline Special Equities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 8.1% (continued)
Koppers Holdings, Inc.	508,800	$16,871,808
PH Glatfelter Co.	685,801	15,053,332
Total Materials		102,639,287
Total Common Stocks (cost $1,112,958,361)		1,208,764,952

	Principal Amount
Short-Term Investments - 6.7%
Repurchase Agreements - 2.2%[3]
Bank of Nova Scotia, dated 09/30/14, due 10/01/14, 0.001%, total to be received $6,445,346 (collateralized by various U.S. Government Agency Obligations, 0.180% - 8.500%, 11/17/14 - 11/15/42, totaling $6,579,555)	$6,445,346	6,445,346
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $6,445,348 (collateralized by various U.S. Government Agency Obligations, 0.000% -11.250%, 10/23/14 - 03/01/48, totaling $6,574,253)	6,445,346	6,445,346
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $2,151,273 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 07/31/18 - 05/15/44, totaling $2,194,300)	2,151,273	2,151,273

	Principal Amount	Value
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $6,445,346 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $6,574,253)	$6,445,346	$6,445,346
State of Wisconsin Investment Board, dated 09/30/14, due 10/01/14, 0.050%, total to be received $5,650,965 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 01/15/29, totaling $5,763,602)	5,650,957	5,650,957
Total Repurchase Agreements		27,138,268

	Shares
Other Investment Companies - 4.5%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	57,396,810	57,396,810
Total Short-Term Investments (cost $84,535,078)		84,535,078
Total Investments - 101.8% (cost $1,197,493,439)		1,293,300,030
Other Assets, less Liabilities - (1.8)%		(22,801,894)
Net Assets - 100.0%		$1,270,498,136

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 98.8%
Consumer Discretionary - 13.2%
Grand Canyon Education, Inc.*	208,965	$8,519,503
Group 1 Automotive, Inc.	78,606	5,715,442
Hibbett Sports, Inc.*,1	103,565	4,414,976
Monro Muffler Brake, Inc.	47,280	2,294,498
Oxford Industries, Inc.	51,725	3,154,708
Pier 1 Imports, Inc.	183,070	2,176,702
The Ryland Group, Inc.	146,700	4,876,308
Steiner Leisure, Ltd.*	28,000	1,052,520
Texas Roadhouse, Inc.	227,060	6,321,350
Tumi Holdings, Inc.*	191,817	3,903,476
Tupperware Brands Corp.[1]	57,138	3,944,808
Total Consumer Discretionary		46,374,291
Consumer Staples - 0.9%
WD-40 Co.	48,034	3,264,391
Energy - 4.8%
Dril-Quip, Inc.*	56,566	5,057,000
Forum Energy Technologies, Inc.*	195,824	5,994,173
Matador Resources Co.*	220,348	5,695,996
Total Energy		16,747,169
Financials - 20.6%
American Campus Communities, Inc.	139,045	5,068,190
AMERISAFE, Inc.	69,386	2,713,686
Cohen & Steers, Inc.[1]	133,545	5,133,470
Glacier Bancorp, Inc.	229,465	5,933,965
Iberiabank Corp.	91,169	5,698,974
MarketAxess Holdings, Inc.	118,545	7,333,194
National Health Investors, Inc.[1]	76,037	4,344,754
Pebblebrook Hotel Trust	149,720	5,590,545
Portfolio Recovery Associates, Inc.*	102,314	5,343,860
ProAssurance Corp.	103,745	4,572,042
STAG Industrial, Inc.	197,165	4,083,287
Stifel Financial Corp.*	130,000	6,095,700
Texas Capital Bancshares, Inc.*	102,775	5,928,062
ViewPoint Financial Group, Inc.	178,233	4,266,898
Total Financials		72,106,627
Health Care - 12.7%
Air Methods Corp.*,1	79,650	4,424,558
Analogic Corp.	49,676	3,177,277
Cantel Medical Corp.	76,557	2,632,030

	Shares	Value
Cepheid, Inc.*,1	105,795	$4,658,154
Globus Medical, Inc., Class A*	219,901	4,325,453
Hanger, Inc.*	115,560	2,371,291
HMS Holdings Corp.*,1	113,680	2,142,868
ICU Medical, Inc.*	72,205	4,634,117
IPC The Hospitalist Co., Inc.*	88,210	3,950,926
Medidata Solutions, Inc.*	79,455	3,519,062
MWI Veterinary Supply, Inc.*	13,941	2,068,844
West Pharmaceutical Services, Inc.	148,490	6,646,412
Total Health Care		44,550,992
Industrials - 18.8%
CLARCOR, Inc.	96,710	6,100,467
The Corporate Executive Board Co.	92,168	5,536,532
Healthcare Services Group, Inc.	183,070	5,237,633
Heartland Express, Inc.	281,165	6,736,713
The Middleby Corp.*	83,670	7,373,837
Mobile Mini, Inc.	115,315	4,032,566
Primoris Services Corp.	164,857	4,424,762
Proto Labs, Inc.*	70,992	4,898,448
RBC Bearings, Inc.	87,735	4,974,575
Ritchie Bros. Auctioneers, Inc.[1]	210,011	4,702,146
The Toro Co.	89,914	5,325,606
Universal Forest Products, Inc.	72,450	3,094,340
US Ecology, Inc.	78,130	3,653,359
Total Industrials		66,090,984
Information Technology - 18.4%
Blackbaud, Inc.	162,681	6,391,736
Cardtronics, Inc.*	101,510	3,573,152
Cavium, Inc.*,1	91,395	4,545,073
Cognex Corp.*	175,820	7,080,271
Cohu, Inc.	75,525	904,034
CoStar Group, Inc.*	21,268	3,308,025
EPAM Systems, Inc.*	73,455	3,216,594
FEI Co.	90,168	6,800,471
LogMeln, Inc.*	81,016	3,732,407
Power Integrations, Inc.	99,368	5,356,929
PROS Holdings, Inc.*	115,280	2,905,056
Rofin-Sinar Technologies, Inc.*	130,007	2,997,961
SciQuest, Inc.*	152,765	2,297,586

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.4% (continued)
Solera Holdings, Inc.	77,731	$4,380,919
Tyler Technologies, Inc.*	81,909	7,240,756
Total Information Technology		64,730,970
Materials - 6.1%
Balchem Corp.	66,064	3,737,240
Compass Minerals International, Inc.	44,612	3,759,899
Flotek Industries, Inc.*	143,970	3,753,298
KapStone Paper and Packaging Corp.*	175,975	4,922,021
Silgan Holdings, Inc.	113,830	5,350,010
Total Materials		21,522,468
Utilities - 3.3%
Cleco Corp.	120,285	5,791,723
NorthWestern Corp.	129,497	5,873,984
Total Utilities		11,665,707
Total Common Stocks (cost $318,330,194)		347,053,599

	Principal Amount
Short-Term Investments - 3.7%
Repurchase Agreements - 2.0%[3]
Citigroup Global Markets, Inc., dated 09/30/14, due 10/01/14, 0.010%, total to be received $1,632,954 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 09/01/15 - 09/15/49, totaling $1,665,613)	$1,632,954	1,632,954
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $1,632,954 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/23/14 - 03/01/48, totaling $1,665,613)	1,632,954	1,632,954
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $482,047 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 07/31/18 - 05/15/44, totaling $491,688)	482,047	482,047

	Principal Amount	Value
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $1,632,954 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $1,665,613)	$1,632,954	$1,632,954
State of Wisconsin Investment Board, dated 09/30/14, due 10/01/14, 0.050%, total to be received $1,494,677 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 01/15/29, totaling $1,524,470)	1,494,675	1,494,675
Total Repurchase Agreements		6,875,584

	Shares
Other Investment Companies - 1.7%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	6,039,217	6,039,217
Total Short-Term Investments (cost $12,914,801)		12,914,801
Total Investments - 102.5% (cost $331,244,995)		359,968,400
Other Assets, less Liabilities - (2.5)%		(8,774,055)
Net Assets - 100.0%		$351,194,345

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Principal Amount	Value
Municipal Bonds - 96.1%
Arizona - 1.1%
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	$2,660,000	$2,830,293
California - 7.2%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,655,000	3,899,117
California Public Works Board Lease Revenue, Various Capital Projects, Series I, 5.000%, 11/01/38	2,500,000	2,789,425
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	1,935,000	2,154,816
M-S-R Energy Authority, Natural Gas Revenue, Series A, 7.000%, 11/01/34	2,275,000	3,167,801
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	3,000,000	4,069,170
Sacramento County Public Facilities Financing Corporation COPS, 5.750%, 02/01/30	1,935,000	2,122,173
Total California		18,202,502
Colorado - 4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	3,715,000	5,121,833
Regional Transportation District County COPS, Series A, 5.000%, 06/01/39	5,000,000	5,512,750
Total Colorado		10,634,583
District of Columbia - 3.7%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (National Insured)[5]	3,590,000	3,727,928
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Project, Series A, 5.000%, 10/01/53	5,500,000	5,780,390
Total District of Columbia		9,508,318
Florida - 8.5%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,020,000	4,356,394
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	4,860,000	5,324,276
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.000%, 07/01/44	5,000,000	5,566,400
Miami-Dade County Special Obligation Revenue, Series 2012 B, 5.000%, 10/01/37	3,210,000	3,519,797
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	52,496
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	2,500,000	2,724,150
Total Florida		21,543,513
Illinois - 10.1%
Chicago O’Hare International Airport Senior Lien Revenue, Series D, 5.000%, 01/01/44	7,305,000	7,808,022
Illinois State General Obligation, 5.000%, 02/01/39	3,765,000	3,883,710
Illinois State General Obligation, 5.500%, 07/01/38	3,845,000	4,120,148
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,785,000	5,131,913
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,000,000	4,669,520
Total Illinois		25,613,313
Indiana - 5.5%
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	4,995,000	5,418,726
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	2,900,000	3,027,281
Indiana State Finance Authority Revenue, AMT-I-69 Development Partners LLC, 5.000%, 09/01/46	4,000,000	4,190,960

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Indiana - 5.5% (continued)
Indiana State Finance Authority Revenue, AMT-I-69 Development Partners LLC, 5.250%, 09/01/40	$1,350,000	$1,455,948
Total Indiana		14,092,915
Kentucky - 0.4%
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	955,000	1,095,290
Louisiana - 4.2%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,825,000	5,521,103
Saint John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	5,000,000	5,280,100
Total Louisiana		10,801,203
Massachusetts - 5.3%
Massachusetts Development Finance Agency Revenue, Cap Cod Healthcare Obligation, 5.250%, 11/15/41	3,140,000	3,472,620
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	770,000	911,595
Massachusetts State Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42	5,350,000	5,417,624
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	3,360,000	3,699,998
Total Massachusetts		13,501,837
Michigan - 2.1%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,765,000	5,239,642
Nebraska - 2.2%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,205,000	5,602,350
New Hampshire - 1.6%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	4,000,000	4,142,200
New Jersey - 9.3%
New Jersey Economic Development Authority, Industrial Revenue, Private Activity - The Goethals Bridge Replacement Project, 5.125%, 01/01/34	1,000,000	1,095,880
New Jersey Economic Development Authority, Industrial Revenue, Private Activity - The Goethals Bridge Replacement Project, 5.375%, 01/01/43	6,505,000	7,132,147
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	995,000	1,102,002
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,591,020
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	4,045,000	4,531,371
New Jersey Transportation Trust Fund Authority, Series A, 5.000%, 06/15/42	5,000,000	5,297,650
Total New Jersey		23,750,070
New York - 5.1%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,655,000	5,202,242
Metropolitan Transportation Authority, Series A, 5.000%, 11/15/43	5,000,000	5,522,250
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,850,000	2,157,729
Total New York		12,882,221
Ohio - 1.6%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	3,605,000	3,988,248

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Pennsylvania - 4.5%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	$5,255,000	$5,650,807
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	4,000,000	4,231,200
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,415,000	1,597,733
Total Pennsylvania		11,479,740
Tennessee - 1.5%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	205,140
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	3,300,000	3,525,291
Total Tennessee		3,730,431
Texas - 7.3%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,620,000	4,110,438
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	2,765,000	2,963,416
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	2,155,000	2,271,650
Grand Parkway Transportation Corp. 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	4,060,000	4,455,160
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	3,805,000	4,678,742
Total Texas		18,479,406
Virgin Islands - 2.2%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	5,200,000	5,667,896
Virginia - 4.3%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	4,950,000	5,210,271
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	129,326
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	5,315,000	5,683,383
Total Virginia		11,022,980
West Virginia - 4.2%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[6]	4,060,000	4,450,125
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,390,000	6,120,183
Total West Virginia		10,570,308
Total Municipal Bonds (cost $232,389,156)		244,379,259

	Shares
Other Investment Companies - 1.4%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $3,485,651)	3,485,651	3,485,651
Total Investments - 97.5% (cost $235,874,807)		247,864,910
Other Assets, less Liabilities - 2.5%		6,291,619
Net Assets - 100.0%		$254,156,529

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Principal Amount	Value
Municipal Bonds - 99.1%
Arizona - 3.4%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$2,380,000	$2,828,321
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,525,000	1,836,817
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	4,120,000	4,979,556
Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.000%, 10/01/21	3,020,000	3,661,297
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	660,000	771,659
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,045,000	1,216,965
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[5]	690,000	792,092
Total Arizona		16,086,707
California - 6.7%
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	2,755,000	3,250,321
California State Health Facilities Financing Authority Revenue, Saint Joseph Health System, Series A, 5.000%, 07/01/27	1,225,000	1,436,839
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (National Insured)[5]	215,000	236,193
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,217,710
California State Public Works Board Lease Revenue, Correctional Facility Improvements, Series A, 5.000%, 09/01/25	5,000,000	6,047,250
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	289,780
California State Tax Exempt General Obligation, 5.000%, 02/01/23	2,145,000	2,554,159
California State Tax Exempt General Obligation, 5.000%, 10/01/23[7]	6,000,000	7,298,580
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	2,014,740
California State Tax Exempt General Obligation, 5.250%, 09/01/23	1,740,000	2,099,554
Los Angeles Department of Water & Power, Power Systems, Series B, 5.000%, 07/01/26	1,000,000	1,214,380
Los Angeles Unified School District General Obligation, Series KRY, 5.250%, 07/01/28	1,350,000	1,600,627
Orange County Transportation Authority Toll Road Revenue, Senior Lien-91 Express Lanes, 5.000%, 08/15/21	1,080,000	1,299,953
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	1,175,000	1,390,366
Total California		31,950,452
Colorado - 2.2%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	285,150
Denver City & County Co. Airport Revenue, Series B, 5.000%, 11/15/24	2,750,000	3,258,035
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24 (FGIC Insured)[5]	6,000,000	7,140,840
Total Colorado		10,684,025
District of Columbia - 3.3%
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/20	3,020,000	3,566,378
District of Columbia Public Improvements General Obligation, Series A, 5.000%, 06/01/27	5,500,000	6,484,885
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lein, Series C, 5.000%, 10/01/24	5,000,000	5,912,600
Total District of Columbia		15,963,863
Florida - 5.7%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/20	2,845,000	3,326,573
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	795,000	926,040
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,401,278

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 5.7% (continued)
Florida State Board of Education, Series D, 5.000%, 06/01/24	$6,565,000	$7,791,867
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	3,750,000	4,453,800
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,670,000	1,949,341
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	375,000	443,681
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[5]	530,000	609,060
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	800,000	954,376
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,359,920
Total Florida		27,215,936
Georgia - 0.4%
Atlanta Department of Aviation FAC Charge Revenue, Series A, 5.000%, 01/01/25	1,500,000	1,769,760
Illinois - 5.2%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	399,534
Chicago O’Hare International Airport Revenue, Senior Lein, Series B, 5.000%, 01/01/23	3,150,000	3,733,317
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (National Insured)[5]	335,000	406,502
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,000,000	6,055,050
Illinois State Miscellaneous Revenue, 5.000%, 02/01/24	1,030,000	1,133,906
Illinois State Miscellaneous Revenue, 5.000%, 02/01/25	2,000,000	2,201,760
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,570,000	4,285,464
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/20	305,000	355,072
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	805,000	932,383
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	1,015,000	1,227,064
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,612,245
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,055,000	2,435,360
Total Illinois		24,777,657
Iowa - 0.2%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	665,000	788,890
Kentucky - 2.2%
Kentucky Infrastructure Authority, Wastewater & Drinking Water, Series A, 5.000%, 02/01/22	3,270,000	3,866,742
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/22	1,600,000	1,931,872
Kentucky State Asset/Liability Commission Agency Fund Revenue, Project NTS-Federal Highway Trust 1st, Series A, 5.250%, 09/01/24	1,515,000	1,836,498
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series A, 5.000%, 07/01/23	2,750,000	3,104,503
Total Kentucky		10,739,615
Louisiana - 1.7%
Louisiana Public Facilities Authority, Hurricane Recovery Program, 5.000%, 06/01/24	6,750,000	8,209,620
Maine - 0.2%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	635,000	740,493

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 2.4%
Massachusetts State Bay Transportation Authority Sales Tax Revenue, Series 2004 C, 5.500%, 07/01/23	$1,750,000	$2,216,603
Massachusetts State Development Finance Agency Revenue, Boston College, Series S, 5.000%, 07/01/23	2,895,000	3,513,430
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,912,899
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,710,000	3,279,425
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	680,000	801,190
Total Massachusetts		11,723,547
Michigan - 1.7%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	1,935,000	2,292,743
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	4,475,000	4,821,857
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,147,170
Total Michigan		8,261,770
Minnesota - 0.8%
Minnesota State General Obligation, Series D, 5.000%, 08/01/21	3,325,000	3,972,012
Mississippi - 0.6%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	2,585,000	3,063,380
Nebraska - 0.8%
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,020,000	2,357,481
Nebraska Public Power District Revenue, Series 2012 C, 5.000%, 01/01/21	1,250,000	1,407,500
Total Nebraska		3,764,981
New Jersey - 5.3%
New Jersey Economic Development Authority Lease Revenue, Rutgers University, 5.000%, 06/15/23	1,375,000	1,664,960
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,910,000	2,181,468
New Jersey Economic Development Authority, Schools Facilities Construction, Series II, 5.000%, 03/01/22	2,000,000	2,281,100
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,625,000	2,954,464
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,318,140
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,755,000	3,265,171
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	1,900,000	2,241,278
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,290,000	1,487,086
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,347,462
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,801,007
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	3,325,000	4,008,686
Total New Jersey		25,550,822
New Mexico - 0.4%
New Mexico Finance Authority, Transportation Revenue, Sub Lein, Series A-2, 5.000%, 12/15/20	1,520,000	1,805,076
New York - 19.1%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,741,921
Metropolitan Transportation Authority Dedicated Tax Fund, Series A, 5.250%, 11/15/26	2,090,000	2,521,836
Metropolitan Transportation Authority Revenue, Series 2012 A, 5.000%, 11/15/23	2,315,000	2,786,728

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York - 19.1% (continued)
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	$2,165,000	$2,512,526
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,468,558
New York City General Obligation, Series E, 5.250%, 08/01/22	3,000,000	3,647,340
New York City General Obligation, Series I, 5.000%, 08/01/24	3,490,000	4,155,892
New York City Health & Hospital Corp., 5.000%, 02/15/23	1,020,000	1,213,106
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	168,759
New York State Dormitory Authority Revenue, Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	5,000,000	6,107,450
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,165,000	1,388,505
New York State Dormitory Authority Revenue, State University Facilities, Series A, 5.000%, 07/01/22	4,180,000	4,995,936
New York State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.000%, 02/15/25	5,000,000	6,065,850
New York State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.000%, 03/15/22	3,320,000	3,922,082
New York State Thruway Authority, General Revenue Junior Indebtedness, Series A, 5.000%, 05/01/19	10,285,000	11,936,051
New York State Thruway Authority, Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	2,500,000	3,011,400
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	3,355,000	3,882,071
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	675,000	779,321
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,780,000	3,290,491
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.000%, 03/15/23	2,600,000	3,062,878
Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.000%, 10/15/24[7]	10,000,000	12,488,100
Sales Tax Asset Receivable Corp., Series 2004 A, 5.250%, 10/15/19 (National Insured)[5]	2,000,000	2,003,460
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,520,000	1,832,238
Triborough Bridge & Tunnel Authority Revenue, Series 2013 B, 5.000%, 11/15/21	1,525,000	1,843,908
Utility Debt Securitization Authority, Series TE, 5.000%, 12/15/28	3,200,000	3,830,496
Total New York		91,656,903
North Carolina - 1.1%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23[8]	3,000,000	3,488,280
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2012 A, 5.000%, 01/01/19	1,450,000	1,670,821
Total North Carolina		5,159,101
Ohio - 5.9%
American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,899,825
Cleveland Department of Public Utilities Division of Water, Series A, 5.000%, 01/01/22	3,010,000	3,560,379
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,172,290
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,627,218
Ohio State General Obligation, Common Schools, Series A, 5.000%, 09/15/23	4,100,000	5,031,725
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,410,000	1,703,506
Ohio State General Obligation, Series R, 5.000%, 05/01/21	5,000,000	6,012,350
Ohio State University, Series A, 5.000%, 12/01/20	2,570,000	3,022,063
Ohio State Water Development Authority, 5.000%, 06/01/23	2,035,000	2,492,834
Total Ohio		28,522,190

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Oklahoma - 0.5%
Oklahoma Capital Improvement Authority, Series A, 5.000%, 07/01/22	$2,025,000	$2,428,238
Oregon - 0.2%
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,030,000	1,174,602
Pennsylvania - 1.6%
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,330,000	1,577,965
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	2,245,000	2,530,946
Pennsylvania Economic Development Financing Authority Revenue, Series B, 5.000%, 07/01/22	1,600,000	1,726,048
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	310,000	356,804
Saint Mary Hospital Authority Health System Revenue, Catholic Health East, Series A, 5.000%, 11/15/26	1,100,000	1,252,515
Total Pennsylvania		7,444,278
South Carolina - 2.0%
Florence County Hospital Revenue, McLeod Regional Medical Center Project, 5.000%, 11/01/28	2,720,000	3,197,795
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,415,000	2,885,708
South Carolina Transportation Infrastructure Bank, Series B, 5.000%, 10/01/21	3,135,000	3,746,043
Total South Carolina		9,829,546
Texas - 11.4%
Austin Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	2,780,000	3,357,934
Harris County Cultural Education Facilities Finance Corp., Memorial Herman Health System, Series A, 5.000%, 12/01/25	2,800,000	3,360,588
Houston Utility System Revenue, Series C, 5.000%, 05/15/24	7,410,000	9,062,652
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	5,695,000	6,827,109
San Antonio Electric & Gas Revenue, Series A, 5.250%, 02/01/25	5,000,000	5,835,300
Texas A&M University, Series A, 5.000%, 05/15/22	5,730,000	6,956,793
Texas A&M University, Series D, 5.000%, 05/15/21	1,510,000	1,820,562
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	5,000,000	5,951,000
Texas Transportation Commission Mobility Fund, 5.000%, 04/01/21	285,000	315,700
Texas Transportation Commission State Highway Fund, 5.000%, 04/01/23	7,500,000	9,184,050
Texas Transportation Commission State Highway Fund, First Tier, 5.000%, 04/01/21	1,350,000	1,491,520
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	615,000	712,176
Total Texas		54,875,384
Vermont - 0.1%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	461,740
Virginia - 2.0%
Richmond Public Utility Revenue, Series A, 5.000%, 01/15/25	3,675,000	4,419,371
Virginia College Building Authority, Educational Facilities Authority Revenue, 21ST Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,260,000	2,706,305
Virginia Public Building Authority, Public Facilities Revenue, Series B, 5.000%, 08/01/24	2,310,000	2,694,499
Total Virginia		9,820,175
Washington - 8.9%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,310,000	1,577,856

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Washington - 8.9% (continued)
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A, 5.000%, 07/01/21	$3,250,000	$3,905,363
King County Sewer Revenue, Series B, 5.000%, 01/01/24	5,175,000	6,081,919
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,623,474
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	1,080,000	1,274,098
Spokane Public Facilities District, Series B, 5.000%, 12/01/20	1,000,000	1,166,120
Tacoma Electric System Revenue, Series A, 5.000%, 01/01/20	2,725,000	3,204,218
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,774,110
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20[8]	3,685,000	4,370,631
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,593,460
Washington State General Obligation, Series 2010 A, 5.000%, 08/01/20	3,850,000	4,534,183
Washington State General Obligation, Series R, 2015-A, 5.000%, 07/01/24	6,000,000	7,395,000
Total Washington		42,500,432
Wisconsin - 3.1%
Wisconsin State Department of Transportation, Series 1, 5.000%, 07/01/21	4,385,000	5,177,852
Wisconsin State General Obligation, Series 1, 5.000%, 05/01/20	3,000,000	3,565,080
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/23	1,970,000	2,375,938
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/24	3,170,000	3,810,879
Total Wisconsin		14,929,749
Total Municipal Bonds (cost $463,254,071)		475,870,944

	Shares
Other Investment Companies - 3.2%[4]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01%[8] (cost $15,191,681)	15,191,681	15,191,681
Total Investments - 102.3% (cost $478,445,752)		491,062,625
Other Assets, less Liabilities - (2.3)%		(10,925,233)
Net Assets - 100.0%		$480,137,392

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 21.5%
AutoZone, Inc.*	542	$276,236
BorgWarner, Inc.	5,188	272,941
The Gap, Inc.	6,510	271,402
Hanesbrands, Inc.	2,853	306,526
The Home Depot, Inc.	3,104	284,761
Lowe’s Cos., Inc.	5,693	301,274
Macy’s, Inc.	4,674	271,933
O’Reilly Automotive, Inc.*	1,913	287,639
The Priceline Group, Inc.*	248	287,328
PulteGroup, Inc.	16,211	286,286
Royal Caribbean Cruises, Ltd.	4,594	309,130
The Walt Disney Co.	3,244	288,813
Total Consumer Discretionary		3,444,269
Consumer Staples - 3.6%
Archer-Daniels-Midland Co.	5,690	290,759
CVS Health Corp.	3,602	286,683
Total Consumer Staples		577,442
Energy - 3.2%
Baker Hughes, Inc.	3,914	254,645
National Oilwell Varco, Inc.	3,377	256,990
Total Energy		511,635
Financials - 7.0%
American Express Co.	3,052	267,172
BlackRock, Inc.	903	296,473
Franklin Resources, Inc.	5,024	274,361
TD Ameritrade Holding Corp.	8,676	289,518
Total Financials		1,127,524
Health Care - 14.3%
Allergan, Inc.	1,729	308,090
Becton, Dickinson and Co.	2,436	277,241
Biogen Idec, Inc.*	859	284,166
Express Scripts Holding Co.*	3,906	275,881
Gilead Sciences, Inc.*	2,715	289,012
McKesson Corp.	1,478	287,722
Medtronic, Inc.	4,537	281,067
WellPoint, Inc.	2,362	282,542
Total Health Care		2,285,721
Industrials - 14.1%
Alaska Air Group, Inc.	6,048	263,330

	Shares	Value
The Boeing Co.	2,275	$289,789
Cummins, Inc.	2,158	284,813
Danaher Corp.	3,679	279,530
Kirby Corp.*	2,491	293,564
Southwest Airlines Co.	8,526	287,923
Union Pacific Corp.	2,638	286,012
United Parcel Service, Inc., Class B	2,817	276,883
Total Industrials		2,261,844
Information Technology - 30.2%
Apple, Inc.	3,026	304,870
Arrow Electronics, Inc.*	4,798	265,569
Broadcom Corp., Class A	7,119	287,750
EMC Corp.	9,557	279,638
F5 Networks, Inc.*	2,541	301,718
Google, Inc., Class A*	264	155,340
Google, Inc., Class C*	232	133,947
Lam Research Corp.	3,818	285,205
Microsoft Corp.	6,437	298,419
NetApp, Inc.	7,182	308,539
Oracle Corp.	7,078	270,946
QUALCOMM, Inc.	3,466	259,153
SanDisk Corp.	2,707	265,151
Skyworks Solutions, Inc.	5,012	290,947
Synopsys, Inc.*	7,517	298,387
Texas Instruments, Inc.	5,975	284,948
Visa, Inc., Class A	1,306	278,661
Western Digital Corp.	2,736	266,267
Total Information Technology		4,835,455
Materials - 3.3%
Packaging Corp. of America	4,119	262,875
PPG Industries, Inc.	1,393	274,059
Total Materials		536,934
Total Common Stocks (cost $12,047,772)		15,580,824
Other Investment Companies - 2.9%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $461,833)	461,833	461,833
Total Investments - 100.1% (cost $12,509,605)		16,042,657
Other Assets, less Liabilities - (0.1)%		(20,888)
Net Assets - 100.0%		$16,021,769

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 99.3%
Consumer Discretionary - 12.3%
Astra International Tbk PT, ADR (Indonesia)	3,299	$37,962
Bridgestone Corp., ADR (Japan)	2,348	38,648
Kingfisher PLC, Sponsored ADR (United Kingdom)	3,822	40,112
Melco Crown Entertainment, Ltd., ADR (Cayman Islands)	1,367	35,938
Pandora A/S, ADR (Denmark)	2,254	43,840
Tata Motors, Ltd., Sponsored ADR (India)	1,034	45,196
Valeo, S.A., Sponsored ADR (France)	674	37,407
Total Consumer Discretionary		279,103
Consumer Staples - 5.2%
Anheuser-Busch InBev N.V., Sponsored ADR (Belgium)	395	43,786
Herbalife, Ltd. (Cayman Islands)	724	31,675
Unilever PLC, Sponsored ADR (United Kingdom)	1,011	42,361
Total Consumer Staples		117,822
Energy - 11.7%
Canadian Natural Resources, Ltd. (Canada)	966	37,519
China Petroleum & Chemical Corp., ADR (China)	467	40,797
Gran Tierra Energy, Inc. (United States)*	6,084	33,705
Royal Dutch Shell PLC, Sponsored ADR (United Kingdom)	516	39,283
Statoil ASA, Sponsored ADR (Norway)	1,454	39,491
Subsea 7, S.A., Sponsored ADR (Luxembourg)	2,480	35,266
Suncor Energy, Inc. (Canada)	1,067	38,572
Total Energy		264,633
Financials - 16.7%
Allianz SE, Sponsored ADR (Germany)	2,507	40,413
Allied World Assurance Co. Holdings AG (Switzerland)	1,117	41,150
AXA, S.A., Sponsored ADR (France)	1,858	45,744
Bank Mandiri Persero Tbk PT, ADR (Indonesia)	4,750	39,187
HSBC Holdings PLC, Sponsored ADR (United Kingdom)	860	43,757
Manulife Financial Corp. (Canada)	2,167	41,715
ORIX Corp., Sponsored ADR (Japan)	550	37,950
Validus Holdings, Ltd. (Bermuda)	1,143	44,737
Zurich Insurance Group AG, ADR (Switzerland)*	1,415	42,180
Total Financials		376,833
Health Care - 5.9%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	597	42,650
Roche Holding AG, Sponsored ADR (Switzerland)	1,199	44,351

	Shares	Value
WuXi PharmaTech Cayman, Inc., ADR (Cayman Islands)*	1,306	$45,736
Total Health Care		132,737
Industrials - 16.1%
AerCap Holdings N.V. (Netherlands)*	948	38,773
Canadian National Railway Co. (Canada)	638	45,272
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	5,301	46,013
Copa Holdings, S.A., Class A (Panama)	282	30,256
JGC Corp., ADR (Japan)*	725	39,571
Keppel Corp, Ltd., Sponsored ADR (Singapore)	2,486	40,646
Rolls-Royce Holdings PLC, Sponsored ADR (United Kingdom)	492	38,647
Safran, S.A., ADR (France)	2,851	45,616
WABCO Holdings, Inc. (United States)*	418	38,017
Total Industrials		362,811
Information Technology - 15.7%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,419	37,936
Cap Gemini, S.A., ADR (France)	1,284	45,929
Check Point Software Technologies, Ltd. (Israel)*	689	47,706
Lenovo Group, Ltd., ADR (Hong Kong)	1,531	45,547
NetEase, Inc., ADR (Cayman Islands)	530	45,400
Perfect World Co., Ltd., Sponsored ADR (Cayman Islands)	2,269	44,677
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	2,152	43,427
Wipro, Ltd., ADR (India)	3,679	44,737
Total Information Technology		355,359
Materials - 3.9%
Agrium, Inc. (Canada)	487	43,343
Methanex Corp. (Canada)	658	43,954
Total Materials		87,297
Telecommunication Services - 11.8%
BT Group PLC, Sponsored ADR (United Kingdom)	671	41,253
China Mobile, Ltd., Sponsored ADR (Hong Kong)	824	48,410
KDDI Corp., ADR (Japan)	2,827	42,348
Nippon Telegraph & Telephone Corp., ADR (Japan)	1,339	41,656
SK Telecom Co, Ltd., ADR (South Korea)	1,623	49,243
Telefonica Brasil, S.A., ADR (Brazil)	2,218	43,650
Total Telecommunication Services		266,560
Total Common Stocks (cost $2,326,213)		2,243,155

AMG Renaissance International Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.7%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $39,149)	39,149	$39,149

Value
Total Investments - 101.0% (cost $2,365,362)	$2,282,304
Other Assets, less Liabilities - (1.0)%	(22,150)
Net Assets - 100.0%	$2,260,154

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 80.6%
Consumer Discretionary - 9.8%
Twenty-First Century Fox, Inc., Class A	14,600,000	$500,634,000
Twenty-First Century Fox, Inc., Class B	10,661,000	355,117,910
Viacom, Inc., Class B	3,000,000	230,820,000
Total Consumer Discretionary		1,086,571,910
Consumer Staples - 35.4%
Avon Products, Inc.	10,377,372	130,754,887
The Clorox Co.	1,720,000	165,188,800
The Coca-Cola Co.	19,400,000	827,604,000
Hengan International Group Co., Ltd.	5,562,300	54,720,743
PepsiCo, Inc.	11,800,000	1,098,462,000
The Procter & Gamble Co.	12,870,000	1,077,733,800
Sysco Corp.	12,800,000	485,760,000
Wal-Mart Stores, Inc.	1,000,000	76,470,000
Total Consumer Staples		3,916,694,230
Energy - 3.6%
ConocoPhillips	1,900,000	145,388,000
Exxon Mobil Corp.	2,700,000	253,935,000
Total Energy		399,323,000
Financials - 2.9%
The Bank of New York Mellon Corp.	2,250,000	87,142,500
Resource America, Inc., Class A	197,000	1,834,070
State Street Corp.	925,000	68,089,250
US Bancorp	4,000,000	167,320,000
Total Financials		324,385,820
Health Care - 10.3%
Becton, Dickinson and Co.	450,000	51,214,500
CR Bard, Inc.	2,150,000	306,826,500
Johnson & Johnson	3,100,000	330,429,000
Patterson Cos., Inc.	650,000	26,929,500
Stryker Corp.	3,500,000	282,625,000
WellPoint, Inc.	1,200,000	143,544,000
Total Health Care		1,141,568,500

	Shares	Value
Industrials - 2.2%
Aggreko PLC	3,177,132	$79,519,069
CH Robinson Worldwide, Inc.	2,500,000	165,800,000
Total Industrials		245,319,069
Information Technology - 15.6%
Cisco Systems, Inc.	24,000,000	604,080,000
eBay, Inc.*	3,100,000	175,553,000
Microsoft Corp.	10,100,000	468,236,000
Oracle Corp.	12,440,000	476,203,200
Total Information Technology		1,724,072,200
Materials - 0.8%
Sigma-Aldrich Corp.	671,700	91,357,917
Total Common Stocks (cost $6,400,767,689)		8,929,292,646
Preferred Stocks - 3.7%
Samsung Electronics Co., Ltd., 1.310% (Information Technology) (cost $475,483,888)	488,173	415,307,909
Other Investment Companies - 15.6%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	540,387,813	540,387,813
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	257,330,081	257,330,081
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	535,257,106	535,257,106
JPMorgan Prime Money Market Fund, Capital Shares, 0.04%	390,356,682	390,356,682
Total Other Investment Companies (cost $1,723,331,682)		1,723,331,682
Total Investments - 99.9% (cost $8,599,583,259)		11,067,932,237
Other Assets, less Liabilities - 0.1%		8,348,623
Net Assets - 100.0%		$11,076,280,860

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 81.9%
Consumer Discretionary - 12.7%
Apollo Education Group, Inc.*	1,875,000	$47,156,250
Comcast Corp., Class A1	4,700,000	251,450,000
Liberty Interactive Corp., Class A*	2,900,000	82,708,000
Staples, Inc.	2,000,000	24,200,000
Twenty-First Century Fox, Inc., Class A	19,896,000	682,233,840
Twenty-First Century Fox, Inc., Class B	9,144,000	304,586,640
Viacom, Inc., Class B	4,730,000	363,926,200
Total Consumer Discretionary		1,756,260,930
Consumer Staples - 29.0%
Avon Products, Inc.	12,338,500	155,465,100
The Clorox Co.	2,015,000	193,520,600
The Coca-Cola Co.	16,300,000	695,358,000
Colgate-Palmolive Co.	1,340,000	87,394,800
Hengan International Group Co., Ltd.	6,624,400	65,169,461
Lancaster Colony Corp.	460,000	39,228,800
PepsiCo, Inc.	12,655,000	1,178,053,950
The Procter & Gamble Co.	11,245,000	941,656,300
Sysco Corp.	13,481,700	511,630,515
Wal-Mart Stores, Inc.	1,700,000	129,999,000
Total Consumer Staples		3,997,476,526
Energy - 3.8%
ConocoPhillips	2,750,000	210,430,000
Exxon Mobil Corp.	3,300,000	310,365,000
Total Energy		520,795,000
Financials - 5.7%
Bank of America Corp.	5,000,000	85,250,000
The Bank of New York Mellon Corp.	4,200,000	162,666,000
The Goldman Sachs Group, Inc.	350,000	64,249,500
Resource America, Inc., Class A	659,226	6,137,394
State Street Corp.	1,140,000	83,915,400
US Bancorp	6,500,000	271,895,000
Wells Fargo & Co.	2,100,000	108,927,000
Total Financials		783,040,294
Health Care - 11.3%
Becton, Dickinson and Co.	660,000	75,114,600
CR Bard, Inc.	3,250,000	463,807,500
Johnson & Johnson	3,900,000	415,701,000
Patterson Cos., Inc.	2,050,000	84,931,500
Stryker Corp.	4,400,000	355,300,000

	Shares	Value
WellPoint, Inc.	1,406,800	$168,281,416
Total Health Care		1,563,136,016
Industrials - 2.1%
Aggreko PLC	3,728,228	93,312,213
CH Robinson Worldwide, Inc.	2,900,000	192,328,000
Total Industrials		285,640,213
Information Technology - 16.5%
Cisco Systems, Inc.	27,500,000	692,175,000
Corning, Inc.	3,550,000	68,657,000
eBay, Inc.*	3,670,000	207,832,100
Hewlett-Packard Co.	2,878,000	102,082,660
Intel Corp.	2,300,000	80,086,000
Microsoft Corp.	13,168,500	610,491,660
Oracle Corp.	13,611,800	521,059,704
Total Information Technology		2,282,384,124
Materials - 0.8%
Sigma-Aldrich Corp.	846,000	115,064,460
Total Common Stocks (cost $7,606,170,401)		11,303,797,563
Preferred Stocks - 1.4%
Samsung Electronics Co., Ltd., 1.310% (Information Technology) (cost $205,802,411)	221,551	188,482,121

	Principal Amount
Short-Term Investments - 16.7%
Repurchase Agreements - 0.0%#,3
Nomura Securities USA, Inc., dated 09/30/14,due 10/01/14, 0.001%, total to be received $110,001 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $112,201)	$110,001	110,001

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 16.7%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%	650,454,506	$650,454,506
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	262,210,330	262,210,330
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	690,455,783	690,455,783
JPMorgan Prime Money Market Fund, Capital Shares, 0.04%	700,428,109	700,428,109
Total Other Investment Companies		2,303,548,728
Total Short-Term Investments (cost $2,303,658,729)		2,303,658,729

Value
Total Investments - 100.0% (cost $10,115,631,541)	$13,795,938,413
Other Assets, less Liabilities - 0.0%	6,897,187
Net Assets - 100.0%	$13,802,835,600

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) September 30, 2014

	Shares	Value
Common Stocks - 68.1%
Consumer Discretionary - 16.7%
America’s Car-Mart, Inc.*	24,000	$950,160
Automodular Corp.	261,100	512,898
DreamWorks Animation SKG, Inc., Class A*	8,150	222,251
Goldlion Holdings, Ltd.	584,000	243,761
Martha Stewart Living Omnimedia, Inc., Class A*	39,000	140,400
Retail Holdings N.V.*	5,634	114,089
Texhong Textile Group, Ltd.	959,000	663,223
Total Consumer Discretionary		2,846,782
Consumer Staples - 1.1%
Amsterdam Commodities N.V.	8,500	191,691
Energy - 10.4%
Hargreaves Services PLC	82,500	762,341
Lamprell PLC*	215,000	569,000
Pardee Resources Co., Inc.	1,540	443,905
Total Energy		1,775,246
Financials - 6.0%
Bentham IMF, Ltd.	481,375	872,207
Lai Sun Development Co., Ltd.*	6,460,000	155,081
Total Financials		1,027,288
Health Care - 1.6%
Huvitz Co., Ltd.	17,038	266,442
Industrials - 16.3%
Aggreko PLC	13,300	332,880
Catering International Services	12,050	299,526
Emeco Holdings, Ltd.	933,804	170,862
Mitani Corp.	22,100	539,457
NAC Co., Ltd.	29,000	340,994
Nam Lee Pressed Metal Industries, Ltd.	390,000	84,071
Ocean Wilsons Holdings, Ltd.	18,800	339,823
Rocky Mountain Dealerships, Inc.	17,100	165,053
Utoc Corp.	19,100	86,230
Valmont Industries, Inc.	3,200	431,776
Total Industrials		2,790,672
Information Technology - 11.6%
Computer Services, Inc.	29,768	1,097,397
II-VI, Inc.*	13,400	157,718
MOCON, Inc.	25,600	382,208

	Shares	Value
Tessi, S.A.	3,100	$337,788
Total Information Technology		1,975,111
Materials - 2.9%
Agro-Kanesho Co., Ltd.	10,800	90,678
SK Kaken Co., Ltd.*	5,000	408,024
Total Materials		498,702
Utilities - 1.5%
Maxim Power Corp.	94,100	248,704
Total Common Stocks (cost $12,388,643)		11,620,638
Preferred Stocks - 9.8%
Consumer Discretionary - 2.0%
Daekyo Co., Ltd., 2.640%	38,498	172,197
Keyang Electric Machinery Co., Ltd., 2.300%	31,327	75,932
Nexen Corp., 0.540%	2,301	97,470
Total Consumer Discretionary		345,599
Consumer Staples - 1.5%
AMOREPACIFIC Group, 0.260%	235	122,705
LG Household & Health Care, Ltd., 0.610%	500	129,827
Total Consumer Staples		252,532
Industrials - 1.4%
Daelim Industrial Co., Ltd., 0.150%	2,200	84,625
Sebang Co., Ltd., 0.750%	17,000	153,528
Total Industrials		238,153
Information Technology - 4.9%
Daeduck GDS Co., Ltd., 2.900%	10,705	80,446
Samsung Electronics Co., Ltd., 1.310%	885	752,904
Total Information Technology		833,350
Total Preferred Stocks (cost $1,754,378)		1,669,634
Other Investment Companies - 23.4%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $3,999,927)	3,999,927	3,999,927
Total Investments - 101.3% (cost $18,142,948)		17,290,199
Other Assets, less Liabilities - (1.3)%		(223,192)
Net Assets - 100.0%		$17,067,007

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$857,402,484	$273,248,878	$(39,852,003)	$233,396,875
AMG TimesSquare Mid Cap Growth Fund	1,823,304,463	707,765,140	(33,811,370)	673,953,770
AMG TimesSquare International Small Cap Fund	2,723,481	393,208	(67,393)	325,815
AMG Managers Skyline Special Equities Fund	1,198,722,577	132,509,088	(37,931,635)	94,577,453
AMG GW&K Small Cap Core Fund	331,143,885	39,667,130	(10,842,615)	28,824,515
AMG GW&K Municipal Enhanced Yield Fund	235,962,638	12,098,848	(196,576)	11,902,272
AMG GW&K Municipal Bond Fund	478,445,752	12,873,340	(256,467)	12,616,873
AMG Renaissance Large Cap Growth Fund	12,529,763	3,646,081	(133,187)	3,512,894
AMG Renaissance International Equity Fund	2,365,362	61,066	(144,124)	(83,058)
AMG Yacktman Focused Fund	8,600,557,122	2,585,659,544	(118,284,429)	2,467,375,115
AMG Yacktman Fund	10,118,632,817	3,792,109,536	(114,803,940)	3,677,305,596
AMG Yacktman Special Opportunities Fund	18,142,948	396,962	(1,249,711)	(852,749)

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Enhanced Yield Fund	$2,776,646	1.1%

[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2014, amounting to:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$36,704,552	3.5%
AMG TimesSquare Mid Cap Growth Fund	35,011,809	1.4%
AMG TimesSquare International Small Cap Fund	26,729	0.9%
AMG Managers Skyline Special Equities Fund	26,580,037	2.1%
AMG GW&K Small Cap Core Fund	6,723,962	1.9%
AMG Yacktman Fund	107,840	0.001%

[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of Illiquid securities at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$405	0.00004%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Yield shown represents the September 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Enhanced Yield Fund	$3,727,928	1.5%
AMG GW&K Municipal Bond Fund	11,188,147	2.3%

[6]	Variable Rate Security. The rate listed is as of September 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.

Notes to Schedules of Portfolio Investments (continued)

[7]	All or part of the security is delayed delivery transaction. The market value of delayed delivery securities at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$19,678,150	4.1%

[8]	Some of the theses securities are segregated as collateral for delayed delivery transactions. At September 30, 2014, the value of theses securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Municipal Bond Fund	$21,301,681	4.4%

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	5.3%
Austria	0.0%	0.2%
Belgium	1.9%	0.9%
Bermuda	2.0%	0.1%
Brazil	1.9%	2.2%
Canada	11.0%	7.6%
Cayman Islands	8.9%	0.0%
Chile	0.0%	0.3%
China	1.8%	2.9%
Columbia	0.0%	0.2%
Czech Republic	0.0%	0.1%
Denmark	1.9%	1.1%
Egypt	0.0%	0.1%
Finland	0.0%	0.6%
France	7.7%	6.7%
Germany	1.8%	6.2%
Greece	0.0%	0.1%
Hong Kong	4.1%	3.4%
India	3.9%	1.5%
Indonesia	3.4%	0.6%
Ireland	0.0%	0.2%
Israel	2.1%	0.4%
Italy	0.0%	1.7%
Japan	8.8%	14.8%
Luxembourg	1.5%	0.2%
Malaysia	0.0%	0.8%
Mexico	2.0%	1.2%
Netherlands	1.7%	2.2%
Netherlands Antilles	0.0%	0.3%
New Zealand	0.0%	0.1%
Norway	1.7%	0.5%
Panama	1.3%	0.0%

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Peru	0.0%	0.1%
Philippines	0.0%	0.3%
Poland28	0.0%	0.4%
Portugal	0.0%	0.1%
Russia	0.0%	1.0%
Singapore	1.8%	1.0%
South Africa	0.0%	1.6%
South Korea	2.2%	3.3%
Spain	0.0%	2.5%
Sweden	0.0%	2.1%
Switzerland	5.6%	6.4%
Taiwan	3.5%	2.6%
Thailand	0.0%	0.5%
Turkey	0.0%	0.3%
United Kingdom	12.6%	15.1%
United States	4.9%	0.2%

	100.0%	100.0%

†	As a percentage of total market value on September 30, 2014.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	5.1%	1.0%
Austria	2.2%	1.4%
Belgium	0.0%	1.8%
Chile	0.0%	0.2%
Cyprus	0.0%	0.1%
Denmark	1.1%	1.4%
Finland	0.0%	3.9%
France	10.4%	5.8%
Germany	10.1%	0.0%
Greece	0.0%	2.6%
Hong Kong	0.0%	1.5%
India	3.6%	0.1%
Indonesia	0.0%	1.0%
Ireland	4.1%	3.5%
Israel	0.5%	0.0%
Italy	6.2%	28.7%
Japan	21.5%	1.5%
Luxembourg	2.1%	0.5%
Malaysia	1.7%	0.0%
Mexico	1.5%	0.0%
Netherlands	1.1%	1.1%
New Zealand	0.6%	2.2%
Norway	0.8%	0.5%
Portugal	0.0%	2.5%
Singapore	0.0%	2.7%
Spain	1.2%	3.9%
Sri Lanka	0.7%	0.0%
Sweden	3.0%	4.2%
Switzerland	5.4%	21.1%
United Kingdom	17.7%	0.0%
United States	0.0%	0.3%
Venezuela	0.0%	6.5%

	100.6%	100.0%

†	As a percentage of total market value on September 30, 2014.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

As of September 30, 2014, the securities in AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,041,940,835	—	—	$1,041,940,835
Warrants††	—	$405	—	405
Short-Term Investments
Repurchase Agreements	—	37,747,824	—	37,747,824
Other Investment Companies	11,110,295	—	—	11,110,295

Total Investments in Securities	$1,053,051,130	$37,748,229	—	$1,090,799,359

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$2,400,341,641	—	—	$2,400,341,641
Short-Term Investments
Repurchase Agreements	—	$35,851,561	—	35,851,561
Other Investment Companies	61,065,031	—	—	61,065,031

Total Investments in Securities	$2,461,406,672	$35,851,561	—	$2,497,258,233

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$221,670	$594,608	—	$816,278
Industrials	234,738	546,621	—	781,359
Financials	56,357	407,978	—	464,335
Information Technology	40,133	321,787	—	361,920
Health Care	90,511	244,692	—	335,203
Consumer Staples	41,742	64,249	—	105,991
Energy	—	84,249	—	84,249
Materials	—	31,700	—	31,700
Short-Term Investments
Repurchase Agreements	—	28,076	—	28,076
Other Investment Companies	40,185	—	—	40,185

Total Investments in Securities	$725,336	$2,323,960	—	$3,049,296

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Skyline Special Equities Fund
Investments in Securities
Common Stocks†	$1,208,764,952	—	—	$1,208,764,952
Short-Term Investments
Repurchase Agreements	—	$27,138,268	—	27,138,268
Other Investment Companies	57,396,810	—	—	57,396,810

Total Investments in Securities	$1,266,161,762	$27,138,268	—	$1,293,300,030

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†	$347,053,599	—	—	$347,053,599
Short-Term Investments
Repurchase Agreements	—	$6,875,584	—	6,875,584
Other Investment Companies	6,039,217	—	—	6,039,217

Total Investments in Securities	$353,092,816	$6,875,584	—	$359,968,400

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds†††	—	$244,379,259	—	$244,379,259
Other Investment Companies	$3,485,651	—	—	3,485,651

Total Investments in Securities	$3,485,651	$244,379,259	—	$247,864,910

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds†††	—	$475,870,944	—	$475,870,944
Other Investment Companies	$15,191,681	—	—	15,191,681

Total Investments in Securities	$15,191,681	$475,870,944	—	$491,062,625

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,861,973,487	$54,720,743	—	$3,916,694,230
Information Technology	1,724,072,200	—	—	1,724,072,200
Health Care	1,141,568,500	—	—	1,141,568,500
Consumer Discretionary	1,086,571,910	—	—	1,086,571,910
Energy	399,323,000	—	—	399,323,000
Financials	324,385,820	—	—	324,385,820
Industrials	165,800,000	79,519,069	—	245,319,069
Materials	91,357,917	—	—	91,357,917
Preferred Stocks	—	415,307,909	—	415,307,909
Other Investment Companies	1,723,331,682	—	—	1,723,331,682

Total Investments in Securities	$10,518,384,516	$549,547,721	—	$11,067,932,237

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$3,932,307,065	$65,169,461	—	$3,997,476,526
Information Technology	2,282,384,124	—	—	2,282,384,124
Consumer Discretionary	1,756,260,930	—	—	1,756,260,930
Health Care	1,563,136,016	—	—	1,563,136,016
Financials	783,040,294	—	—	783,040,294
Energy	520,795,000	—	—	520,795,000
Industrials	192,328,000	93,312,213	—	285,640,213
Materials	115,064,460	—	—	115,064,460
Preferred Stocks	—	188,482,121	—	188,482,121
Short-Term Investments
Repurchase Agreements	—	110,001	—	110,001
Other Investment Companies	2,303,548,728	—	—	2,303,548,728

Total Investments in Securities	$13,448,864,617	$347,073,796	—	$13,795,938,413

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$2,603,021	$243,761	—	$2,846,782
Industrials	1,320,249	1,470,423	—	2,790,672
Information Technology	1,975,111	—	—	1,975,111
Energy	1,775,246	—	—	1,775,246
Financials	—	1,027,288	—	1,027,288
Materials	408,024	90,678	—	498,702
Health Care	—	266,442	—	266,442
Utilities	248,704	—	—	248,704
Consumer Staples	191,691	—	—	191,691
Preferred Stocks	756,173	913,461	—	1,669,634
Other Investment Companies	3,999,927	—	—	3,999,927

Total Investments in Securities	$13,278,146	$4,012,053	—	$17,290,199

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All warrants held in the Fund are Level 2 securities. For a detailed breakout of the warrants by major industry classification, please refer to the respective Schedule of Portfolio Investments.
†††	The municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (continued)

As of September 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABRREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company
National:	National Public Finance Guarantee Corp.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date:	November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: November 19, 2014

By: /s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 19, 2014